Income Taxes - Reconciliation of Income Taxes at U.S. Federal Statutory Rate to Company's Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Expected income tax provision at federal statutory rate	(35.00%)	35.00%	(35.00%)		35.00%	35.00%	35.00%
Increase (decrease) in tax resulting from:
Goodwill impairment	3.30%		48.70%
Section 199 manufacturing deduction	(20.30%)	(4.10%)	(11.60%)
State income taxes, net of federal benefit	5.30%	3.60%	2.70%		3.00%	4.00%	4.00%
Research and investment tax credits	(1.60%)	(3.20%)	(6.90%)
Unrecognized tax benefits	13.50%	(3.30%)	7.20%
Contingent consideration	59.80%	1.50%
Nondeductible transaction expenses	7.50%
Cessation of Adiana	(28.60%)
Executive compensation	2.30%	(1.10%)	6.10%
Foreign rate differential	3.10%	0.80%	(1.00%)
Change in valuation allowance	5.40%		(0.60%)		17.00%	1.00%
Other	4.70%	1.70%	4.60%		(2.00%)	(3.00%)	1.00%
Effective income tax rate	19.40%	30.90%	14.20%		46.00%	31.00%	34.00%
State income tax provision, net of federal benefit	5.30%	3.60%	2.70%		3.00%	4.00%	4.00%
Expected income tax provision at federal statutory rate					$ 32,605	$ 54,324	$ 48,931
Tax advantaged interest income					(1.00%)	(1.00%)	(2.00%)
State income tax provision, net of federal benefit					3,109	6,490	6,092
Domestic manufacturing tax benefits					(5.00%)	(3.00%)	(2.00%)
Tax advantaged interest income					(1,262)	(1,497)	(3,394)
Research tax credits					(4.00%)	(2.00%)	(2.00%)
Domestic manufacturing tax benefits					(4,651)	(5,005)	(2,795)
Non-deductible goodwill impairment					3.00%
Research tax credits					(4,057)	(2,883)	(3,100)
Valuation allowance	5.40%		(0.60%)		17.00%	1.00%
Non-deductible goodwill impairment					3,063
Other, net	4.70%	1.70%	4.60%		(2.00%)	(3.00%)	1.00%
Valuation allowance					15,557	1,470	450
Actual income tax provision	19.40%	30.90%	14.20%		46.00%	31.00%	34.00%
Other, net					(1,331)	(4,625)	1,835
Actual income tax provision	$ 11,973	$ 70,236	$ 7,822	$ 22,469	$ 43,033	$ 48,274	$ 48,019